CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit for the year		$ 49,667	$ 96,379	$ 111,068
Items that may be subsequently reclassified to profit or loss
Currency translation differences		(16)	(1,628)	1,624
Profit (Loss) on cash flow hedges	[1]	19,433	(960)	2,738
Income tax (expense) benefit relating to cash flow hedges		(6,842)	932	(1,369)
Other comprehensive profit (loss) for the year		12,575	(1,656)	2,993
Total comprehensive profit for the year		$ 62,242	$ 94,723	$ 114,061

[1]	Unrealized result on commodity risk management contracts designated as cash flow hedges. See Note 7.1.